Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities carried at fair value on a recurring basis
	December 31, 2020	December 31, 2019
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$56	$63
Foreign exchange forward contracts designated as hedging instruments	793	315
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(1,098)	(388)
Foreign exchange forward contracts designated as hedging instruments	(1,584)	(326)
	$(1,833)	$(336)